Leases - Income statement and cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Depreciation, right-of-use assets	$ 4,767	$ 7,357
Interest expense on lease	1,587	1,100	$ 1,358
Currency translation gains on lease liabilities	750	1,237
Currency translation losses on right of use assets	(812)	(1,838)
Principal	10,003	10,185
Interest	$ 1,587	$ 1,100